Summary of significant accounting policies - Long term investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired equity interest through nominee arrangement
Long-term investments
Payments to acquire equity interest				¥ 40,000,000
Equity interest acquired (in percentage)			15.00%	40.00%
Jiangxi Ruijing
Long-term investments
Payments to acquire equity interest		¥ 12,538,280
Private entities
Long-term investments
Payments to acquire equity interest	¥ 3,500,000		¥ 225,000,000	¥ 15,000,000	¥ 6,300,000
Equity interest acquired (in percentage)	20.00%		15.00%	10.00%	15.00%
Voting power (Percentage)	17.00%